CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 28,339	$ 34,091	$ 87,756
Restricted cash, beginning of period	477	398	586
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF PERIOD	28,816	34,489	88,342
Cash and cash equivalents, end of period	27,316	28,339	34,091
Restricted cash, end of period	882	477	398
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	28,198	28,816	34,489
SUPPLEMENTAL INFORMATION:
Interest paid	8,860	6,020	4,550
Income taxes paid	51,578	56,663	57,311
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 5,837	$ 5,116	$ 4,353